PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
Prepaid Expenses
PREPAID EXPENSES	The Company has prepaid expenses as of December 31, 2014 and 2013 as follows:
	December 31,
	2014	2013
Prepaid Expenses	47,202	127,448
Total	$47,202	$127,448